Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2020	$ 12	$ 195,102	$ (153,020)	$ 42,094
Total comprehensive loss for the period	0	0	(789)	(789)
Issuance of new common shares (Note 6)	60	89,520	0	89,580
Issuance of new common shares due to exercise of Warrants (Note 6)	8	12	0	20
Issuance of Class B preferred shares (Note 6)	0	130	0	130
Transaction costs on issue of new common shares	0	(401)	0	(401)
Share-based payments (Note 9)	0	20	0	20
Balance at Jun. 30, 2021	80	284,383	(153,809)	130,654
Balance at Dec. 31, 2021	82	284,406	(138,070)	146,418
Total comprehensive loss for the period	0	0	23,098	23,098
Balance at Jun. 30, 2022	$ 82	$ 284,406	$ (114,972)	$ 169,516